First Trust High Income Strategic Focus ETF Average Annual Total Returns			12 Months Ended	29 Months Ended		49 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended	122 Months Ended	134 Months Ended	137 Months Ended		152 Months Ended	154 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
HISF Blended Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.67%				1.10%		3.37%			2.90%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	5.33%		0.02%	(0.36%)	1.97%	2.01%	1.94%	1.93%	1.95%	1.97%	1.84%	1.92%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%		20.47%		13.15%		14.29%			13.09%
First Trust High Income Strategic Focus ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.21%				3.10%		4.02%			3.33%
Performance Inception Date		Aug. 13, 2014
First Trust High Income Strategic Focus ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.14%				1.33%		2.23%			1.56%
First Trust High Income Strategic Focus ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.82%				1.59%		2.30%			1.75%

[1]	The Blended Index is comprised of the Bloomberg US Aggregate Bond Index (70%) and the ICE BofA U.S. High Yield Constrained Index (30%).